Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Provisions
Provisions at beginning of fiscal year	€ 2,789	€ 2,646
Additions	5,507	143
Additions through business combination	7,360
Releases	(1,603)
Utilizations	(661)
Currency translation	(101)
Provisions at end of fiscal year	13,290	2,789
Dismantling provisions
Provisions
Provisions at beginning of fiscal year	2,789	2,646
Additions		143
Releases	(484)
Currency translation	(101)
Provisions at end of fiscal year	2,305	€ 2,789
Other provisions
Provisions
Additions	5,507
Additions through business combination	7,360
Releases	(1,119)
Utilizations	(661)
Provisions at end of fiscal year	€ 10,985